INCOME TAX	12 Months Ended
Dec. 31, 2018
INCOME TAX
INCOME TAX

12.    INCOME TAX

Income taxes of the Group’s Russia-incorporated entities have been calculated in accordance with Russian legislation and are based on the taxable profit for the period. The corporate income tax rate in Russia is 20%. The withholding tax rate on dividends paid within Russia is 13%. The foreign subsidiaries of the Group pay withholding taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Significant components of income tax expense for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Current income tax charge	19,881	20,712	15,177
Prior period tax adjustments	(133)	673	98
Total current income tax	19,748	21,385	15,275
Deferred tax	(2,779)	(2,408)	(137)
Income tax expense on continuing operations	16,969	18,977	15,138
Tax effect from the discontinued operations (Note 10)	—	—	(192)
Total tax expense for the period	16,969	18,977	14,946

The statutory income tax rates in jurisdictions in which the Group operates for 2018, 2017 and 2016 were as follows: Russia and Armenia – 20%, Ukraine – 18%, Turkmenistan – 8%, Czech Republic - 19%. The Russian statutory income tax rate of 20% reconciled to the Group’s effective income tax rate for the years ended December 31, 2018, 2017 and 2016 as follows:

	2018	2017	2016
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	0.9	1.7	2.1
Prior periods tax effects	(0.2)	0.8	0.1
Different tax rate of foreign subsidiaries	(0.3)	—	(0.5)
Earnings distribution from subsidiaries	0.1	0.9	0.2
Change in fair value of derivative financial instruments	—	0.4	0.3
Derecognition of deferred tax assets	0.1	0.7	—
Other	(0.4)	0.6	0.2
Effective income tax rate	20.2%	25.1%	22.4%

The Group reported the following deferred income tax assets and liabilities in the consolidated statement of financial position:

	December 31,	December 31,
	2018	2017
Deferred tax assets	11,190	5,545
Deferred tax liabilities	(24,439)	(23,773)
Net deferred tax liabilities	(13,249)	(18,228)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2017 were as follows:

			Recognised in
			other
	January 1,	Recognised in	comprehensive	Effect of	Effect of	December 31,
	2017	profit / loss	income	acquisitions	derecognition	2017
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(19,301)	599	(39)	—	(180)	(18,921)
Other intangible assets	(7,094)	(290)	(8)	(59)	(3)	(7,454)
Potential distributions from/ to Group’s subsidiaries/ associates	(3,987)	(175)	119	—	—	(4,043)
Licenses	(2,099)	80	25	—	—	(1,994)
Customer base	(660)	124	—	—	—	(536)
Accrued expenses for services	6,382	761	(9)	—	(3)	7,131
Lease obligations	2,199	164	—	—	—	2,363
Loss carryforward	1,917	226	—	—	—	2,143
Provision for investment in Delta Bank in Ukraine	653	—	(52)	—	—	601
Deferred connection fees	540	33	(11)	—	—	562
Hedge and other	989	1,077	(141)	—	(5)	1,920
Net deferred tax liability	(20,461)	2,599	(116)	(59)	(191)	(18,228)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2018 were as follows:

		Adjustment on		Recognised in
		initial application		other
	December 31,	of new IFRS	Recognised in	comprehensive	Effect of	December 31,
	2017	standards	profit/loss	income	acquisitions	2018
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(18,921)	1,632	513	143	395	(16,238)
Other intangible assets	(7,454)	—	1,218	9	147	(6,080)
Potential distributions from/ to Group’s subsidiaries/ associates	(4,043)	—	418	(394)	—	(4,019)
Licenses	(1,994)	—	148	(71)	—	(1,917)
Customer base	(536)	—	279	—	(449)	(706)
Capitalization of cost to obtain and fulfill contracts	—	(1,290)	(31)	—	—	(1,321)
Accrued expenses for services	7,131	—	(603)	51	426	7,005
Right-of-use assets and lease obligations	2,363	(1,632)	1,833	—	—	2,564
Loss carryforward	2,143	—	1,362	—	751	4,256
Provision for investment in Delta Bank in Ukraine	601	—	(319)	85	—	367
Contract liabilities	562	717	(340)	15	—	954
Debt modification	—	(597)	(478)	—	—	(1,075)
Hedge and other	1,920	142	(1,221)	58	2,062	2,961
Net deferred tax liability	(18,228)	(1,028)	2,779	(104)	3,332	(13,249)

The Group recognizes deferred income tax on future dividend distributions from foreign subsidiaries and associates which are based on the cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations.

The Group recognizes deferred tax assets in respect of tax losses carried forward to the extent that realization of tax losses against future taxable profit is probable. Deferred tax assets related to tax losses of the Group’s subsidiaries are recognized according to the fact that certain tax planning opportunities are available to these subsidiaries that will create taxable profit in the period in which the unused tax losses can be utilized. The amount of the deferred tax asset considered realizable, however, could be remeasured if estimates of future taxable income are changed.

Federal law 401-FZ dated November 30, 2016 cancelled the time limit of prior periods’ tax losses carryforward, which had been previously restricted to 10 years. Furthermore, the law specified that for the years 2017-2020 prior periods’ tax losses carried forward should not exeed 50% of the tax base.

Unused tax losses, for which deferred tax assets were not recognized in the consolidated statement of financial position as of December 31, 2018 and 2017 amounted to RUB 42,271 million and RUB 18,003 million, respectively.

The Group accrued RUB 850 and 906 million as of December 31, 2018 and 2017, respectively, as a component of income tax payable in relation to uncertain income tax positions.

A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable.